UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—103.9%

Minnesota—102.0%
$300,000	Anoka County, MN Charter School[1]	5.000%	06/01/2032	$327,165

290,000	Anoka County, MN Charter School[1]	5.000	06/01/2027	318,075

25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	27,167

1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,068,900

500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	540,575

1,000,000	Anoka-Hennepin, MN Independent School District No. 11[1]	5.000	02/01/2034	1,203,150

250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	268,155

25,000	Austin, MN GO1	5.000	10/01/2018	25,078

750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	800,865

850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	594,906

250,000	Baytown, MN Township (Friends of St. Croix Preparatory Academy/St. Croix Preparatory Academy[1]	5.750	08/01/2042	255,280

430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	439,619

85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	89,987

145,000	Breckenridge, MN (Catholic Health Initiatives)	5.000	05/01/2030	145,518

650,000	Brooklyn Park, MN Charter School (Athlos Leadership Academy)	5.500	07/01/2035	681,973

750,000	Brooklyn Park, MN Charter School (Athlos Leadership Academy)	5.500	07/01/2040	780,225

200,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)[1]	5.000	03/01/2034	217,576

500,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)[1]	5.000	03/01/2039	540,485

1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,028,669

1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2042	1,729,995

1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2032	1,343,292

1,000,000	Chaska, MN Electric[1]	5.000	10/01/2029	1,257,040

1,000,000	Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	1,123,620

1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,118,920

105,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.400	12/01/2036	105,131

200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,294

1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	1,000,790

65,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	65,111

750,000	Dakota County, MN Community Devel. Agency (Ebenezer Ridges Assisted Living)	5.750	11/01/2033	837,675

1        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$1,800,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	6.000%	08/01/2035	$1,892,772

1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)[1]	5.500	07/01/2050	1,098,190

1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500	07/01/2043	1,259,300

1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875	11/01/2033	1,491,551

500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875	11/01/2040	537,430

785,000	Duluth, MN Independent School District No. 709 COP[1]	5.125	03/01/2029	834,612

1,315,000	Duluth, MN Independent School District No. 709 COP[1]	5.250	03/01/2032	1,405,091

300,000	Duluth, MN Independent School District No. 709 COP[1]	5.000	03/01/2025	319,065

725,000	Duluth, MN Independent School District No. 709 COP[1]	5.000	03/01/2027	769,152

100,000	East Central, MN Independent School District No. 2580	5.000	02/01/2022	100,402

500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	500,255

400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400	08/01/2040	409,568

500,000	Hayward, MN Health Care Facilities (St. John’s Lutheran Home of Alberta)	2.750	11/01/2017	503,420

500,000	Hayward, MN Hsg. & Healthcare Facilities (St. John’s Lutheran Home of Alberta)	5.375	10/01/2044	531,085

30,000	Hennepin County, MN Sales Tax (Ballpark)[1]	4.875	12/15/2028	31,649

385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625	02/01/2030	390,571

400,000	Hutchinson, MN Public Utility[1]	5.000	12/01/2025	486,644

300,000	Hutchinson, MN Public Utility[1]	5.000	12/01/2022	362,172

110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	110,372

290,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	291,433

115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	115,657

525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	561,466

250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	250,502

500,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2031	604,350

280,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2032	336,652

1,000,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.000	05/01/2022	1,035,380

285,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	293,744

2        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375%	10/01/2024	$500,285

490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	514,005

720,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	748,505

495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	514,929

35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	40,542

35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.000	08/15/2034	39,851

35,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520	03/01/2041	37,246

68,428	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	69,283

2,487	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	2,516

7,726	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	7,730

795,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2024	812,331

470,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2034	567,417

1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,100,460

8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[2]	5.000	01/01/2035	9,045,600

375,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2026	382,849

1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,102,550

30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	30,637

550,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	561,764

160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	163,488

125,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	125,177

1,275,000	Minneapolis, MN Charter School (Yinghua Academy)[1]	6.000	07/01/2043	1,400,830

5,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	5,075

525,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	526,339

500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	595,165

2,000,000	Minneapolis, MN Health Care System (Fairview Health Services/RRHS/FPS Obligated Group)[1]	5.000	11/15/2044	2,396,100

600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	680,400

3        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$205,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625%	11/15/2028	$233,675

10,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.750	11/15/2032	11,428

1,175,000	Minneapolis, MN Health Care System (FHSvcs/RRHS/ FPS Obligated Group)[1]	6.500	11/15/2038	1,319,666

215,000	Minneapolis, MN Health Care System (FHSvcs/RRHS/ FPS Obligated Group)[1]	6.500	11/15/2038	244,442

200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	200,052

1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,275,472

1,000,000	Minneapolis, MN Multifamily Hsg. (Cameron Building)	3.000	01/01/2018	1,000,120

1,450,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	2.000	12/01/2017	1,450,986

165,000	Minneapolis, MN Revenue (YMCA of the Greater Twin Cities)[1]	4.000	06/01/2029	186,829

610,000	Minneapolis, MN Revenue (YMCA of the Greater Twin Cities)[1]	4.000	06/01/2028	691,941

1,250,000	Minneapolis, MN Senior Hsg. & Healthcare Revenue (Ecumen Mill City Quarter)	5.000	11/01/2035	1,315,650

250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	255,737

185,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	3.750	03/01/2022	192,600

100,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	4.000	03/01/2025	104,078

200,000	Minneapolis, MN Tax Increment (Grant Park)	4.000	03/01/2027	212,498

260,000	Minneapolis, MN Tax Increment (Grant Park)	4.000	03/01/2030	269,859

1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.000	03/01/2029	1,099,170

100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500	02/15/2025	115,410

25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.000	02/15/2030	28,104

2,000,000	MN General Fund[1]	5.000	06/01/2043	2,411,700

1,500,000	MN General Fund[1]	5.000	06/01/2038	1,814,205

410,000	MN HEFA (Bethel University)	5.500	05/01/2022	418,762

620,000	MN HEFA (Bethel University)	5.500	05/01/2037	631,073

1,000,000	MN HEFA (College of St. Benedict)[1]	5.000	03/01/2037	1,207,800

500,000	MN HEFA (College of St. Scholastica)[1]	6.300	12/01/2040	567,870

1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250	12/01/2035	1,089,230

875,000	MN HEFA (College of St. Scholastica)[1]	5.125	12/01/2040	949,515

150,000	MN HEFA (College of St. Scholastica)[1]	6.000	12/01/2028	169,070

500,000	MN HEFA (Hamline University)[1]	6.000	10/01/2032	594,020

500,000	MN HEFA (Hamline University)[1]	5.000	10/01/2029	547,365

500,000	MN HEFA (Macalester College)[1]	5.000	06/01/2035	573,975

200,000	MN HEFA (Minneapolis College of Art & Design)[1]	4.000	05/01/2025	220,860

4        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$200,000	MN HEFA (Minneapolis College of Art & Design)[1]	4.000%	05/01/2026	$219,444

280,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2026	329,988

200,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2027	234,838

300,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2025	354,723

1,070,000	MN HEFA (St. Olaf University)[1]	5.000	12/01/2026	1,365,149

1,000,000	MN HEFA (St. Olaf University)[1]	5.000	12/01/2030	1,254,430

1,250,000	MN HEFA (University of St. Thomas)[1]	5.000	04/01/2035	1,532,275

1,855,000	MN HFA[1]	5.000	08/01/2037	2,210,529

100,000	MN HFA (Homeownership)[1]	5.000	01/01/2031	111,191

1,050,000	MN HFA (Rental Hsg.)[1]	5.300	08/01/2044	1,179,297

250,000	MN HFA (Rental Hsg.)[1]	5.000	08/01/2033	281,190

10,000	MN HFA (Residential Hsg.)[1]	5.200	01/01/2023	10,483

180,000	MN HFA (Residential Hsg.)[1,3]	3.750	01/01/2022	199,555

430,000	MN HFA (Residential Hsg.)[1,3]	3.750	07/01/2022	472,093

15,000	MN HFA (Residential Hsg.)[1]	5.150	07/01/2028	15,347

25,000	MN HFA (Residential Hsg.)[1]	5.000	07/01/2023	25,931

55,000	MN HFA (Residential Hsg.)[1]	5.100	07/01/2038	55,544

395,000	MN HFA (Residential Hsg.)[1,3]	5.050	07/01/2034	420,545

455,000	MN HFA (Residential Hsg.)[1,3]	5.100	01/01/2040	483,051

40,000	MN HFA (Residential Hsg.)[1]	5.250	07/01/2033	40,860

750,000	MN Municipal Power Agency[1]	5.250	10/01/2035	861,172

125,000	MN Municipal Power Agency[1]	5.000	10/01/2034	151,804

1,420,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200	04/01/2027	1,420,937

115,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000	04/01/2017	115,154

650,000	Moorhead, MN (American Crystal Sugar Company Recovery Zone Facility)[1]	5.650	06/01/2027	733,532

1,100,000	Moorhead, MN Educational Facilities (Concordia College)[1]	5.000	12/01/2033	1,326,424

1,210,000	Moorhead, MN Educational Facilities (Concordia College)[1]	5.000	12/01/2035	1,451,214

1,335,000	Moorhead, MN Educational Facilities (Concordia College)[1]	5.000	12/01/2040	1,590,065

500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125	09/01/2037	518,555

100,000	Moorhead, MN Health Care (Evercare Senior Living)	5.000	09/01/2032	103,761

1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,144,121

500,000	Northeast, MN Intermediate School District No. 916 COP[1]	5.000	02/01/2034	604,200

350,000	Northern MN Municipal Power Agency[1]	5.000	01/01/2031	438,053

500,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.500	07/01/2045	519,405

750,000	Oak Park Heights, MN Nursing Home (Boutwells Landing Care Center)	6.000	08/01/2036	859,148

750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000	11/01/2030	860,288

5,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)[1]	5.625	07/01/2016	5,000

1,000,000	Ramsey, MN (Pact Charter School)[1]	5.500	12/01/2033	1,103,630

5        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000%	11/01/2042	$1,337,613

330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2032	355,898

425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2027	462,676

500,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	504,120

500,000	Rice County, MN Educational Facility (Shattuck-St. Mary’s School)[1]	5.000	08/01/2022	543,635

250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	281,685

35,000	Rochester, MN Health Care Facilities (Mayo Clinic)[1]	5.000	11/15/2038	40,020

750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	877,650

225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.000	07/01/2028	270,043

245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.000	07/01/2027	294,938

1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	1,100,670

795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	867,870

100,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.300	09/01/2037	109,410

825,000	Shakopee, MN Health Care Facilities (St. Francis Regional Medical Center)[1]	5.000	09/01/2034	983,582

10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	11,061

1,000,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2033	1,245,720

750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	834,218

750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	753,300

1,250,000	St. Anthony, MN Multifamily Hsg. (Landings Silver Lake Village II)	6.000	12/01/2030	1,402,263

410,000	St. Cloud, MN Charter School (Stride Academy)[1]	5.000	04/01/2046	421,021

15,000	St. Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)	5.125	05/01/2030	17,424

135,000	St. Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.500	05/01/2039	152,967

250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	257,235

100,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.500	07/01/2029	114,158

3,705,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.750	07/01/2039	4,257,008

30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)[1]	5.750	07/01/2030	33,074

50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)[1]	5.500	07/01/2023	54,876

500,000	St. Paul, MN Hsg. & Redevel. Authority (2700 University Westgate Station)	5.250	04/01/2043	519,530

50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.250	11/15/2028	56,979

55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	58,277

600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	600,714

6        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$495,000	St. Paul, MN Hsg. & Redevel. Authority (Emerald Gardens)	5.625%	03/01/2020	$528,531

1,050,000	St. Paul, MN Hsg. & Redevel. Authority (Emerald Gardens)	6.250	03/01/2025	1,126,934

300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	300,837

100,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/ HESJH/HEStJH/HEWH/HCS Obligated Group)[1]	5.000	11/15/2030	121,662

1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/ HESJH/HEStJH/HEWH/HCS Obligated Group)[1]	5.000	11/15/2044	1,192,540

2,440,000	St. Paul, MN Hsg. & Redevel. Authority (Healthpartners / GHP / HPA / RH / PNHS / PNMH / PNC / PNHCP / HIC Obligated Group)[1]	5.000	07/01/2033	2,982,973

1,395,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.125	12/01/2038	1,508,511

150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	150,467

750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	867,315

375,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	432,540

500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	549,995

950,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)	5.000	08/01/2035	972,259

500,000	St. Paul, MN Hsg. & Redevel. Authority (Twin Cities Academy)[1]	5.300	07/01/2045	527,900

235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	254,843

1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	1,075,370

140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2022	151,312

185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2020	197,976

220,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2020	237,415

225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	243,792

935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	1,000,422

240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	259,392

315,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2016	316,531

185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2019	196,860

180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2019	189,783

7        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)[1]	5.000%	07/01/2033	$530,590

1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	1,594,680

500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	516,385

25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	25,451

920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	936,588

75,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000	12/01/2036	82,041

300,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000	12/01/2029	329,475

1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,376,650

200,000	St. Paul, MN Sales Tax[1]	5.000	11/01/2028	248,426

900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	904,230

510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	512,601

105,000	Todd Morrison Cass & Wadena Counties, MN United Hospital (Staples United Hospital District)	5.000	12/01/2028	105,392

1,000,000	University of Minnesota[1]	5.000	08/01/2036	1,171,880

750,000	University of Minnesota[1]	5.250	12/01/2031	889,928

500,000	University of Minnesota[1]	5.000	12/01/2036	583,905

500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000	09/01/2029	509,030

35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375	10/01/2030	35,087

1,250,000	Western, MN Municipal Power Agency[1]	5.000	01/01/2040	1,511,025

220,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2032	239,389

210,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2027	229,419

1,000,000	Woodbury, MN Hsg. & Devel Authority (St. Therese of Woodbury)	5.250	12/01/2049	1,089,340

				150,262,190

U.S. Possessions—1.9%
1,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	654,300

1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	650,530

821	Puerto Rico Electric Power Authority	10.000	01/01/2022	642

2,460	Puerto Rico Electric Power Authority	10.000	01/01/2021	1,924

2,461	Puerto Rico Electric Power Authority	10.000	07/01/2021	1,924

820	Puerto Rico Electric Power Authority	10.000	07/01/2022	641

3,281	Puerto Rico Electric Power Authority	10.000	07/01/2019	2,570

3,282	Puerto Rico Electric Power Authority	10.000	07/01/2019	2,571

250,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2028	166,047

250,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	154,965

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	94,191

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	92,461

8        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125%	04/01/2032	$92,886

2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.488 [4]	08/01/2036	211,860

90,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	42,420

2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.158 [4]	08/01/2034	231,980

500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	233,310

500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	238,015

				2,873,237

Total Investments, at Value (Cost $143,575,945)—103.9%				153,135,427

Net Other Assets (Liabilities)—(3.9)				(5,814,349)

Net Assets—100.0%				$147,321,078

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:
CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FHSvcs	Fairview Health Services
FPS	Fairview Pharmacy Services
FRCS	Fairview Regional Community Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HCS	Healtheast Care System
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HEStJH	Healtheast St. Joseph’s Hospital
HEWH	Healtheast Woodwinds Hospital
HFA	Housing Finance Agency
HIC	Healthpartners Insurance Company
HPA	HealthPartners Administrators
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

9        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
MAC	Midwest Assurance Company
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNC	Park Nicollet Clinic
PNHCP	Park Nicollet Health Care Products
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
RRHS	Range Regional Health Services
StCH	St. Cloud Hospital
VOA	Volunteers of America
YMCA	Young Men’s Christian Assoc.

10        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time

11        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

12        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

13        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$150,262,190	$—	$150,262,190
U.S. Possessions	—	2,873,237	—	2,873,237

Total Assets	$—	$153,135,427	$—	$153,135,427

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent

14        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

4. Investments and Risks (Continued)

is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating

15        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager

16        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

4. Investments and Risks (Continued)

monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $9,045,600 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission Tender Option Bond Series 2015-XF2020 Trust[3]	17.102%	1/1/35	$3,045,600

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are

17        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$175,655

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $166,047, representing 0.11% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

18        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

19        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

Federal tax cost of securities	$137,596,555[1]

Gross unrealized appreciation	$12,137,709
Gross unrealized depreciation	(2,578,227)

Net unrealized appreciation	$9,559,482

1. The Federal tax cost of securities does not include cost of $5,979,390, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

20        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/12/2016